Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 18, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED DECEMBER 18, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, please add the following bullets to the section entitled “Principal Risks of Investing in the Fund”:

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

JNL/MELLON CAPITAL DOW JONES U.S. CONTRARIAN OPPORTUNITIES INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 18, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED DECEMBER 18, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, please add the following bullets to the section entitled “Principal Risks of Investing in the Fund”:

•
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.